STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Ordinary Share	Share capital and Additional Paid in Capital	Accumulated deficit	Total
Balance as of (in Shares) at Dec. 31, 2022	11,338,940
Balance as of at Dec. 31, 2022		$ 57,866	$ (44,235)	$ 13,631
Issuance of ordinary shares, net		1,806	0	1,806
Issuance of ordinary shares, net (in Shares)	3,031,250
Issuance of placement agent warrants (Note 11.3)		131	0	131
Issuance of ordinary shares (pursuant to an at-the-market facility)		26	0	26
Issuance of ordinary shares (pursuant to an at-the-market facility) (in Shares)	17,566
Exercise of share-based payments (in Shares)	37,972
Exercise of share-based payments		3	0	3
Restricted share unit (“RSU”) vesting (in Shares)	1,226,448
Restricted share unit (“RSU”) vesting		0	0
Share-based compensation		1,427	0	1,427
Comprehensive and net loss		0	(11,286)	(11,286)
Balance as of (in Shares) at Dec. 31, 2023	15,652,176
Balance as of at Dec. 31, 2023		61,259	(55,521)	5,738
Issuance of ordinary shares, net		7,679	0	7,679
Issuance of ordinary shares, net (in Shares)	6,231,169
Exercise of options		2	0	2
Exercise of options (in Shares)	19,048
Exercise of June 2024 pre-funded warrants into ordinary shares (in Shares)	1,709,760
Exercise of June 2024 pre-funded warrants into ordinary shares		2	0	2
Restricted share unit (“RSU”) vesting (in Shares)	594,943
Restricted share unit (“RSU”) vesting		0		0
Issuance of ordinary shares- advisor fees		62	0	62
Issuance of ordinary shares- advisor fees (in Shares)	45,000
Share-based compensation		1,892	0	1,892
Comprehensive and net loss		0	(11,053)	(11,053)
Balance as of (in Shares) at Dec. 31, 2024	24,252,096
Balance as of at Dec. 31, 2024		70,896	(66,574)	4,322
Issuance of ordinary shares, net		1,739		1,739
Issuance of ordinary shares, net (in Shares)	1,565,217
Issuance of ordinary shares (pursuant to an at-the-market facility)		4,616		4,616
Issuance of ordinary shares (pursuant to an at-the-market facility) (in Shares)	5,485,898
Exercise of options		10		10
Exercise of options (in Shares)	101,376
Exercise of December 2024 warrants and pre-funded warrants into ordinary shares, net		942		942
Exercise of December 2024 warrants and pre-funded warrants into ordinary shares, net (in Shares)	1,514,086
Restricted share unit (“RSU”) vesting (in Shares)	2,711,947
Restricted share unit (“RSU”) vesting		0		0
Issuance of ordinary shares- advisor fees		116		116
Issuance of ordinary shares- advisor fees (in Shares)	100,000
Issuance of ordinary shares- commitment fees		223		223
Issuance of ordinary shares- commitment fees (in Shares)	218,627
Share-based compensation		3,575	0	3,575
Comprehensive and net loss		0	(13,220)	(13,220)
Balance as of (in Shares) at Dec. 31, 2025	35,949,247
Balance as of at Dec. 31, 2025		$ 82,117	$ (79,794)	$ 2,323